Share-Based Compensation - 2014 Restricted Shares plan (Detail) - 2014 Restricted Share Plan - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Aggregate Intrinsic Value
Unvested at beginning of year	32,593,780	25,985,708	4,028,550
Number of ordinary shares, Granted	2,540,800	30,808,300	31,580,058
Number of ordinary shares, Vested	(10,964,214)	(10,016,440)	(6,629,200)
Number of ordinary shares, Forfeited	(3,868,698)	(14,183,788)	(2,993,700)
Unvested at end of year	20,301,668	32,593,780	25,985,708
Unvested at beginning of year (in dollars per share)	$ 0.08	$ 0.05	$ 0.14
Granted (in dollars per share)	0.14	0.09	0.04
Vested (in dollars per share)	0.08	0.06	0.06
Forfeited (in dollars per share)	0.05	0.05	0.05
Unvested at end of year (in dollars per share)	$ 0.1	$ 0.08	$ 0.05